CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Mar. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Schedule of balance sheets

The parent company did not have significant capital and other commitments, long-term obligations, other long-term debt, or guarantees as of March 31, 2022 and 2023.

Balance sheets	March 31, 2022	March 31, 2023
	RMB	RMB

ASSETS

Current assets:
Cash and cash equivalents	599	62,244
Amounts due from intra-Group entities	8,438,565	9,085,314
Other receivables	2,170	2,065
Forward contract assets	36	—
Prepaid expenses	5,104	118

Total assets	8,446,474	9,149,741

LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ DEFICIT

Current liabilities:
Other payables and other current liabilities	22,678	31,624
Investment deficit in subsidiaries	9,120,730	9,605,620
Amounts due to intra-Group entities	90,112	90,112
Warrant liabilities	196,390	8

Total liabilities	9,429,910	9,727,364

Balance sheets(Continued)	March 31, 2022	March 31, 2023
	RMB	RMB

Mezzanine equity

Senior convertible preferred shares (US$0.0001 par value, 1,000,000,000 and 1,720,000,000 shares authorized as of March 31, 2022 and 2023, respectively; 400,524,323 and 1,151,221,338 shares issued and outstanding as of March 31, 2022 and 2023, respectively)	526,484	1,245,721
Subscription receivable from shareholders	—	(550,074)

Total mezzanine equity	526,484	695,647

Shareholders’ deficit

Ordinary shares (US$0.0001 par value, 9,000,000,000 and 8,280,000,000 shares authorized as of March 31, 2022 and 2023, respectively; 1,146,044,859 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of March 31, 2022; 1,370,016,554 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of March 31, 2023)	782	806
Additional paid-in capital	14,254,109	15,451,803
Accumulated other comprehensive income	288,461	220,185
Accumulated deficit	(16,053,272)	(16,946,064)

Total shareholders’ deficit	(1,509,920)	(1,273,270)

Total liabilities, mezzanine equity and shareholders’ deficit	8,446,474	9,149,741

Schedule of statements of comprehensive loss

Statements of comprehensive loss	For the fiscal year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB

Operation expense
Sales and marketing	(5,036)	—	—
Research and development	2,217	—	—
General and administrative	(21,161)	(39,398)	(64,254)
Provision for credits losses, net	—	—	(273)
Total operating expenses	(23,980)	(39,398)	(64,527)

Loss from operations	(23,980)	(39,398)	(64,527)

Share of loss of subsidiaries	(275,229)	(293,128)	(331,935)
Interest expense, net	(14,041)	—	13
Other income, net	13,075	3,303	16,560
Foreign exchange gain/(loss)	9	(231)	(1)
Fair value impact of the issuance of senior convertible preferred shares	—	186,231	242,733
Inducement charge of convertible notes	(121,056)	—	—
Net loss	(421,222)	(143,223)	(137,157)

Deemed dividend to preferred shareholders due to triggering of a down round feature	—	—	(755,635)
Net loss attributable to ordinary shareholders	(421,222)	(143,223)	(892,792)

Net loss	(421,222)	(143,223)	(137,157)
Other comprehensive income/(loss)
Foreign currency translation	110,983	70,714	(68,276)
Total comprehensive loss	(310,239)	(72,509)	(205,433)

Schedule of statements of cash flows

Statements of cash flow	For the fiscal year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB

Net cash (used in)/generated from operating activities	(35,016)	(52,104)	187
Net cash generated from financing activities	34,308	52,379	62,300
Effect of exchange rate changes on cash and cash equivalents	(27)	(22)	(842)
Net (decrease)/increase in cash and cash equivalents	(735)	253	61,645
Cash and cash equivalents at beginning of the period	1,081	346	599
Cash and cash equivalents at end of the period	346	599	62,244